Segment Information - Narrative (Details)	12 Months Ended
Dec. 31, 2024 Segment
Segment Reporting [Abstract]
Number of reportable segments	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM allocates resources and evaluates performance based on net loss, which is the Company’s measure of segment profit or loss.